Significant Accounting Policies (Tables)	15 Months Ended
Mar. 29, 2014
Schedule of Property, Plant and Equipment, Declining Balances [Table Text Block]
Automobiles	20% declining balance
Computer equipment	30% declining balance
Computer software	100% declining balance
Equipment	30% declining balance
Furniture and fixtures	20% declining balance
Production Equipment	30% declining balance
Leasehold improvements	Term of lease
Website development	100% declining balance

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Trademarks	5 year straight - line
License Fee	10 year straight - line
Patent	10 year straight – lin